UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature, Place, and Date of Signing:

/s/ David Russ                      Oakland, CA                       10/25/2005
--------------                      -----------                       ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           35
                                         -----------
Form 13F Information Table Value Total:  $21,749,299
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIR PRODS + CHEMS INC          COM              9158106     562428   10200          X                   X      0    0
ALCATEL ALSTHOM                SPONSORED ADR    13904305   1095381   81623          X                   X      0    0
                               REPSTG 1/5 SH
ALNYLAM PHARMACEUTICALS INC    COM              02043Q107   440564   38988          X                   X      0    0
AMERICAN INTL GROUP INC        COM              26874107   1161750   18750          X                   X      0    0
ANADARKO PETE CORP             COM              32511107    220321    2301          X                   X      0    0
BROCADE COMMUNICATIONS SYS INC COM              111621108   106427   26085          X                   X      0    0
CISCO SYS INC                  COM              17275R102   427541   23845          X                   X      0    0
COCA COLA CO                   COM              191216100   388710    9000          X                   X      0    0
CYTYC CORP                     COM              232946103   346607   12909          X                   X      0    0
EON COMMUNICATIONS CORP        COM              268763109   165509  143921          X                   X      0    0
E PIPHANY INC                  COM              26881V100    26982   13035          X                   X      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  2318158   70870          X                   X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   757000   20000          X                   X      0    0
EXXON MOBIL CORP               COM              30231G102  2134944   33600          X                   X      0    0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204   444740    7167          X                   X      0    0
GANNETT INC                    COM              364730101   633236    9200          X                   X      0    0
GENERAL ELEC CO                COM              369604103  1333332   39600          X                   X      0    0
JUNIPER NETWORKS INC           COM              48203R104   633718   26638          X                   X      0    0
LAUDER ESTEE COS INC           CL A             518439104   581661   16700          X                   X      0    0
MCGRAW HILL COS INC            COM              580645109   288240    6000          X                   X      0    0
MERCK + CO INC                 COM              589331107   587736   21600          X                   X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   733152    5600          X                   X      0    0
                               STANDARD +
                               POORS
MYOGEN INC                     OC COM           6.29E+108   865411   36826          X                   X      0    0
QUICKLOGIC CORP                CDT COM          74837P108   206937   58789          X                   X      0    0
RENOVIS INC                    COM              759885106   169964   12562          X                   X      0    0
SBC COMMUNICATIONS INC         COM              78387G103   933272   38935          X                   X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   350452   13417          X                   X      0    0
TEXAS INSTRS INC               COM              882508104   220350    6500          X                   X      0    0
VA SOFTWARE CORP               COM              91819B105   222077  148051          X                   X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   579757   17735          X                   X      0    0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106   492052   40102          X                   X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   209396    4400          X                   X      0    0
WELLS FARGO + CO NEW           COM              949746101   503702    8600          X                   X      0    0
WYETH                          COM              983024100  1295560   28000          X                   X      0    0
ZIPREALTY INC                  COM              98974V107   312232   24508          X                   X      0    0